Segmental reporting - Income by geographic region (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total income	£ 24,956	£ 21,940	£ 21,766
United Kingdom
Disclosure of operating segments [line items]
Total income	14,908	11,256	11,211
Europe
Disclosure of operating segments [line items]
Total income	2,321	2,372	2,059
Americas
Disclosure of operating segments [line items]
Total income	6,353	7,199	7,425
Africa and Middle East
Disclosure of operating segments [line items]
Total income	63	45	36
Asia
Disclosure of operating segments [line items]
Total income	1,311	1,068	1,035
United States
Disclosure of operating segments [line items]
Total income	£ 6,176	£ 7,048	£ 7,318